19. Restrictions on Cash and Due From Banks (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Reserve requirement		$ 0
Contracted balances with other correspondent banks	462,500	462,500
Balance to avoid monthly charges on the Company current federal funds liquidity line	$ 262,500	$ 262,500